UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03566

T. Rowe Price Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Growth & Income Fund	March 31, 2013

T. Rowe Price Growth & Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 98.9%		
CONSUMER DISCRETIONARY 14.0%		
Automobiles 0.2%		
General Motors (1)	103,600	2,882
		2,882
Hotels, Restaurants & Leisure 2.5%		
Marriott, Class A	186,989	7,896
Starbucks	183,500	10,452
Wynn Resorts	75,300	9,425
Yum! Brands	43,800	3,151
		30,924
Household Durables 0.7%		
Lennar, Class A (2)	205,200	8,512
		8,512
Internet & Catalog Retail 1.9%		
Amazon.com (1)	88,700	23,638
		23,638
Leisure Equipment & Products 0.5%		
Hasbro (2)	150,900	6,630
		6,630
Media 1.1%		
DIRECTV (1)	67,600	3,827
Time Warner	174,866	10,076
		13,903
Multiline Retail 2.5%		
Dollar General (1)	336,700	17,030
Kohl's	317,700	14,656
		31,686

Tobacco 1.1%		
Philip Morris International	146,500	13,582
		13,582
Total Consumer Staples		113,155
ENERGY 9.9%		
Energy Equipment & Services 2.0%		
Schlumberger	327,461	24,523
		24,523
Oil, Gas & Consumable Fuels 7.9%		
Apache	106,600	8,225
Devon Energy	87,400	4,931
ExxonMobil	332,200	29,935
Murphy Oil	41,800	2,664
Royal Dutch Shell, ADR	217,500	14,172
Southwestern Energy (1)	242,500	9,036
Spectra Energy	409,099	12,580
Valero Energy	132,500	6,027
Williams Companies	331,100	12,403
		99,973
Total Energy		124,496
FINANCIALS 16.5%		
Capital Markets 4.7%		
Franklin Resources	110,500	16,664
Goldman Sachs	53,500	7,873
Invesco	440,200	12,748
Morgan Stanley	97,200	2,136
State Street	238,900	14,117

TD Ameritrade Holding	294,800	6,079
		59,617
Commercial Banks 3.1%		
PNC Financial Services Group	168,900	11,232
U.S. Bancorp	581,700	19,737
Wells Fargo	222,300	8,223
		39,192
Diversified Financial Services 3.1%		
Bank of America	975,300	11,879
JPMorgan Chase	455,600	21,623
Moody's	108,100	5,764
		39,266
Insurance 2.7%		
Aon	245,700	15,111
Willis Group Holdings	244,400	9,651
XL Group	296,700	8,990
		33,752
Real Estate Investment Trusts (REITs) 2.9%		
American Tower, REIT	469,539	36,117
		36,117
Total Financials		207,944
HEALTH CARE 15.4%		
Biotechnology 1.3%		
Amgen	155,300	15,920
		15,920
Health Care Equipment & Supplies 3.3%		
Baxter International	116,700	8,477
Becton, Dickinson & Company	71,400	6,826

C. R. Bard	94,600	9,534
Covidien	253,300	17,184
		42,021
Health Care Providers & Services 5.0%		
Express Scripts Holding (1)	228,700	13,185
Henry Schein (1)	168,700	15,613
McKesson	191,000	20,620
UnitedHealth Group	171,000	9,783
WellPoint	58,600	3,881
		63,082
Life Sciences Tools & Services 1.3%		
Thermo Fisher Scientific	218,400	16,706
		16,706
Pharmaceuticals 4.5%		
Johnson & Johnson	230,000	18,752
Merck	369,200	16,330
Pfizer	374,982	10,822
Teva Pharmaceutical, ADR	236,800	9,396
Zoetis (1)	19,800	661
		55,961
Total Health Care		193,690
INDUSTRIALS & BUSINESS SERVICES 13.5%		
Aerospace & Defense 2.8%		
Boeing	51,540	4,425
Precision Castparts	77,700	14,733
United Technologies	167,700	15,668
		34,826
Air Freight & Logistics 1.4%		
Expeditors International of Washington	229,800	8,206

UPS, Class B	113,100	9,716
		17,922
Airlines 0.6%		
United Continental (1)	252,300	8,076
		8,076
Electrical Equipment 0.5%		
Babcock & Wilcox	236,150	6,709
		6,709
Industrial Conglomerates 5.2%		
3M	218,500	23,229
Danaher	622,000	38,657
McDermott International (1)	266,800	2,932
		64,818
Machinery 1.5%		
Illinois Tool Works	212,000	12,919
Ingersoll-Rand	110,000	6,051
		18,970
Road & Rail 0.7%		
CSX	329,400	8,113
		8,113
Trading Companies & Distributors 0.8%		
W. W. Grainger	46,300	10,417
		10,417
Total Industrials & Business Services		169,851
INFORMATION TECHNOLOGY 15.3%		
Communications Equipment 2.0%		
Cisco Systems	408,500	8,542
Juniper Networks (1)	453,100	8,401

Qualcomm	120,900	8,094
		25,037
Computers & Peripherals 1.3%		
Apple	36,100	15,979
		15,979
Internet Software & Services 2.0%		
Facebook (1)	154,320	3,948
Google, Class A (1)	26,900	21,359
		25,307
IT Services 5.4%		
Accenture, Class A	249,300	18,939
Fiserv (1)	260,400	22,871
Visa, Class A	155,600	26,427
		68,237
Semiconductor & Semiconductor Equipment 2.5%		
Analog Devices	144,200	6,704
Broadcom, Class A	192,900	6,688
Texas Instruments	497,800	17,662
		31,054
Software 2.1%		
Autodesk (1)	264,400	10,904
Microsoft	558,600	15,981
		26,885
Total Information Technology		192,499
MATERIALS 1.9%		
Chemicals 1.2%		
Air Products & Chemicals	107,200	9,339

Celanese, Series A	148,300	6,533
		15,872
Metals & Mining 0.7%		
BHP Billiton (GBP)	305,295	8,883
		8,883
Total Materials		24,755
TELECOMMUNICATION SERVICES 1.4%		
Diversified Telecommunication Services 1.4%		
AT&T	498,700	18,297
Total Telecommunication Services		18,297
UTILITIES 2.0%		
Electric Utilities 1.5%		
Duke Energy	162,233	11,777
Entergy	114,300	7,228
		19,005
Multi-Utilities 0.5%		
PG&E	142,200	6,332
		6,332
Total Utilities		25,337
Total Common Stocks (Cost $786,081)		1,246,295
SHORT-TERM INVESTMENTS 1.0%		
Money Market Funds 1.0%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	12,417,093	12,417
Total Short-Term Investments (Cost $12,417)		12,417

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $7,571,000; the value of cash collateral and related investments was $7,763,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $806,261,000. Net unrealized gain aggregated $460,214,000 at period-end, of which $466,582,000 related to appreciated investments and $6,368,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013